BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF PURCHASE CONSIDERATION
TraQiQ, Inc. market capitalization at closing	$27,162,222
Total purchase consideration	$27,162,222

SCHEDULE OF TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED AT THEIR PRELIMINARY ESTIMATED FAIR VALUES

The Company recorded all tangible and intangible assets and liabilities at their preliminary estimated fair values on the acquisition date. The Company is currently in the process of finalizing the estimated fair values with a third-party specialist. The following represents the allocation of the estimated purchase consideration:

Preliminary
Estimated
Description	Fair Value

Assets:
Cash	$69,104
Accounts receivable	369,338
Prepaid expenses and other current assets	17,893
Inventory	416,046
Fixed assets	1,134
Intangible assets	10,681,477
Goodwill	22,319,908
$33,874,900

Liabilities:
Accounts payable and accrued expenses	$(1,009,993)
Customer deposits	(311,544)
Accrued payroll and related taxes	(21,077)
Derivative liability	(219,171)
Convertible notes payable	(1,466,382)
Convertible notes payable – related parties	(102,851)
Notes payable	(3,579,160)
Notes payable – related parties	(2,500)
$(6,712,678)

Net fair value of assets (liabilities)	$27,162,222

SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION

The following supplemental pro-forma financial information approximate combined financial information assumes that the acquisition had occurred at the beginning of the year ended December 31, 2022:

	Nine Months Ended	Year Ended
	September 30,	December 31,
	2023	2022
Total revenue	$5,936,731	$4,204,694
Net loss	$(122,348,055)	$(24,337,792)
Pro forma loss per common share	$(1.46)	$(5.52)
Pro forma weighted average number of common shares basic and diluted	84,039,244	4,410,595